PROPERTY, PLANT AND EQUIPMENT (Details 4) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Future Financial Leasing Payments Land, Buildings and Equipment	$ 96,538	$ 283,569
Land Buildings And Equipment [Member] | 1Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Financial Leasing Payments Land, Buildings and Equipment	9,078	46,540
Land Buildings And Equipment [Member] | Later than one year and not later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Financial Leasing Payments Land, Buildings and Equipment	43,730	189,623
Land Buildings And Equipment [Member] | Later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Financial Leasing Payments Land, Buildings and Equipment	$ 43,730	$ 47,406